UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS FUND I LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN J. CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS FEG Absolute Access Fund I LLC (the “Fund”) Year Ended March 31, 2019 With Report of Independent Registered Public Accounting Firm

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.You may elect to receive shareholder reports and other Fund communications electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-888-268-0333.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-268-0333 to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

FEG Absolute Access Fund I LLC

Financial Statements

Year Ended March 31, 2019

Contents

Report of Independent Registered Public Accounting Firm	1

Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7

Other Information (Unaudited)

Company Management	13
Other Information	15
Privacy Policy	16

Financial Statements of FEG Absolute Access Fund LLC

FEG Absolute Access Fund I LLC

Report of Independent Registered Public Accounting Firm

March 31, 2019

To the Members and Board of Directors of
FEG Absolute Access Fund I LLC

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of FEG Absolute Access Fund I LLC (the “Fund”) as of March 31, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets, including the related notes, and the financial highlights for each of the two years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations and its cash flows for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended March 31, 2017, and prior, were audited by other auditors whose report dated June 22, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the portfolio manager. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2019

1

FEG Absolute Access Fund I LLC

Statement of Assets and Liabilities

March 31, 2019

Assets
Cash	$6,743,272
Investment in FEG Absolute Access Fund LLC, at fair value	229,044,069
Prepaid expenses and other assets	83,591
Total assets	235,870,932

Liabilities
Capital redemptions payable	6,742,597
Professional fees payable	127,662
Accounting and administration fees payable	29,698
Directors fees payable	6,000
Other liabilities	22,255
Total liabilities	6,928,212

Net Assets	$228,942,720

Net assets consist of:
Paid-in capital	$226,985,205
Accumulated earnings	1,957,515
Net assets	$228,942,720

Units issued and outstanding (unlimited units authorized)	197,508
Net Asset Value per unit	$1,159.16

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

2

FEG Absolute Access Fund I LLC

Statement of Operations

Year Ended March 31, 2019

Investment income/(loss) allocated from FEG Absolute Access Fund LLC
Dividend income	$347,079
Expenses	(3,022,597)
Net investment loss allocated from FEG Absolute Access Fund LLC	(2,675,518)

Fund expenses
Professional fees	127,917
Compliance monitoring fees	122,795
Accounting and administration fees	82,665
Directors fees	24,000
Custodian fees	16,762
Other expenses	36,000
Total Fund expenses	410,139
Net investment loss	(3,085,657)

Realized and unrealized gain (loss) on investments allocated from FEG Absolute Access Fund LLC
Net realized gain on investments	18,374,905
Net change in unrealized appreciation/depreciation on investments	(13,632,182)
Net realized and unrealized gain on investments allocated from FEG Absolute Access Fund LLC	4,742,723
Net increase in net assets resulting from operations	$1,657,066

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

3

FEG Absolute Access Fund I LLC

Statements of Changes in Net Assets

	Year Ended March 31, 2019	Year Ended March 31, 2018
Operations
Net investment loss	$(3,085,657)	$(4,021,168)
Net realized gain on investments	18,374,905	12,800,712
Net change in unrealized appreciation/depreciation on investments	(13,632,182)	(6,297,351)
Net increase in net assets resulting from operations	1,657,066	2,482,193

Distributions to Members[1]	—	(10,137,527)

Capital transactions
Capital subscriptions	18,569,000	44,360,778
Capital reinvestments of distribution	—	8,649,770
Capital redemptions	(101,369,956)	(70,188,415)
Net change in net assets resulting from capital transactions	(82,800,956)	(17,177,867)

Net change in net assets	(81,143,890)	(24,833,201)

Net assets at beginning of year	310,086,610	334,919,811
Net assets at end of year[1]	$228,942,720	$310,086,610

Units transactions
Units sold	16,093	37,814
Units reinvested	—	7,491
Units redeemed	(87,810)	(60,221)
Net change in units	(71,717)	(14,916)

[1]

The presentation of Statement of Changes in Members’ Capital has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). End of year net assets includes accumulated undistributed net investment loss of $25,251,391 for the year ended March 31, 2018. For the year end March 31, 2018, distributions to members consisted entirely of net investment income to Class I units.

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

4

FEG Absolute Access Fund I LLC

Statement of Cash Flows

Year Ended March 31, 2019

Operating activities
Net increase in net assets resulting from operations	$1,657,066
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(18,569,000)
Proceeds from sales of investments	101,781,997
Net investment loss allocated from FEG Absolute Access Fund LLC	2,675,518
Net realized gain on investments allocated from FEG Absolute Access Fund LLC	(18,374,905)
Net change in unrealized appreciation/depreciation on investments allocated from FEG Absolute Access Fund LLC	13,632,182
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(20,504)
Accounting and administration fees payable	(202)
Professional fees payable	27,088
Other liabilities	(7,609)
Net cash provided by operating activities	82,801,631

Financing activities
Proceeds from capital subscriptions	18,569,000
Payments for capital redemptions, net of redemptions payable	(100,489,584)
Net cash used in financing activities	(81,920,584)

Net change in cash	881,047
Cash at beginning of year	5,862,225
Cash at end of year	$6,743,272

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

5

FEG Absolute Access Fund I LLC

Financial Highlights

	Year Ended March 31,
	2019	2018	2017	2016	2015
Per unit operating performances:(1)
Net asset value per unit, beginning of year	$1,151.77	$1,178.71	$1,133.29	$1,189.27	$1,135.93
Income (loss) from investment operations:
Net investment loss	(41.96)	(18.45)	(14.62)	(13.72)	(6.07)
Net realized and unrealized gain (loss) on investments	49.35	28.22	68.75	(37.63)	59.41
Total change in per unit value from investment operations	7.39	9.77	54.13	(51.35)	53.34

Distributions paid from:
Net investment income	—	(36.71)	(8.71)	(2.35)	—
Net realized gains	—	—	—	(2.28)	—
Total distributions to shareholders	—	(36.71)	(8.71)	(4.63)	—

Net asset value per unit, end of year	$1,159.16	$1,151.77	$1,178.71	$1,133.29	$1,189.27

Ratios to average net assets:(2)
Total expenses	1.32	%(3)	1.35	%(3)	1.23%	1.27%	1.34%
Net investment loss	(1.19	)%(4)	(1.27	)%(4)	(1.22)%	(1.27)%	(1.34)%

Total return	0.64%		0.82%		4.78%	(4.32)%	4.70%
Portfolio turnover	19.46%		25.84%		6.43%	12.33%	28.75%
Net assets end of year (000's)	$228,943		$310,087		$334,920	$333,516	$321,325

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	The ratios include the Fund’s proportionate share of income and expenses allocated from FEG Absolute Access Fund LLC.

(3)

Includes state withholding tax from business activity of the portfolio funds of FEG Absolute Access Fund LLC. If the expense was removed, total expenses would be 1.32% and 1.34% for the years ended March 31, 2019 and 2018, respectively.

(4)

Includes state withholding tax from business activity of the portfolio funds of FEG Absolute Access Fund LLC. If the expense was removed, net investment loss would be (1.18%) and (1.25)% for the years ended March 31, 2019 and 2018, respectively.

See accompanying notes and financial statements of FEG Absolute Access Fund LLC.

6

FEG Absolute Access Fund I LLC

Notes to Financial Statements

Year Ended March 31, 2019

1. Organization

FEG Absolute Access Fund I LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on January 20, 2011 and commenced operations on April 1, 2011. Prior to December 31, 2015 the Fund was known as FEG Absolute Access TEI Fund LLC. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and supervised under the direction of the Board of Directors (the “Board”). The objective of the Fund is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. Effective January 1, 2015, the Fund attempts to achieve its investment objective by investing all or substantially all of its assets directly in FEG Absolute Access Fund LLC (“FEG Absolute Access Fund”), a limited liability company organized under the laws of the State of Delaware and registered under the 1940 Act. The Fund and FEG Absolute Access Fund are managed by FEG Investors, LLC (the “Investment Manager”), an investment manager registered under the Investment Advisers Act of 1940, as amended. FEG Absolute Access Fund’s Board of Directors (the “FEG Absolute Access Fund Board”) has overall responsibility for the management and supervision of FEG Absolute Access Fund’s operations. To the extent permitted by applicable law, the FEG Absolute Access Fund Board may delegate any of its respective rights, powers and authority to, among others, the officers of FEG Absolute Access Fund, any committee of the FEG Absolute Access Fund Board, or the Investment Manager.

Units of limited liability company interest (“Units”) of the Fund are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

The Second Amended and Restated Limited Liability Company Operating Agreement (as it may be further amended, the “Operating Agreement”) for the Fund was approved by the Board at a meeting held on August 18, 2014, and by Members at a meeting held on December 12, 2014. The Operating Agreement: (a) allows the Fund to elect to be classified, for purposes of U.S. federal income tax, as a corporation that intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”); and (b) permits the creation of multiple classes of Units of the Fund. The SEC granted the Fund an Exemptive Order on September 9, 2015 permitting the Fund to offer multiple classes of Units. The Fund’s registration statement permits it to offer two additional classes of Units. There have been no transactions involving Class II Units during the year ended March 31, 2019. Class II Units are expected to commence operations at an appropriate time in the future when additional subscriptions are available. When Class II Units commence operations, it is expected that the existing units of the Fund will be designated as Class I Units. As of March 31, 2019, no additional classes of units had commenced operations or had activity.

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the “Administrator”). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of the books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“U.S. GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Fund is complying with them effective with these financial statements.

The Fund is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

7

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Use of Estimates

The financial statements have been prepared in accordance with U.S. GAAP. The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from such estimates.

Cash

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Net Assets and Net Asset Value per Unit

The Fund calculates its net assets as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its net assets, the Fund values its investments as of such month-end or as of the end of such fiscal period, as applicable. The net assets of the Fund equals the value of the total assets of the Fund less liabilities, including accrued fees and expenses, each determined as of the date the Fund’s net assets is calculated. The Net Asset Value per Unit equals net assets divided by Units outstanding.

Investment in FEG Absolute Access Fund LLC

The Fund records its investment in FEG Absolute Access Fund at fair value which is represented by the Fund’s units held in FEG Absolute Access Fund valued at their per unit net asset value. Valuation of investment funds and other investments held by FEG Absolute Access Fund is discussed in the notes to FEG Absolute Access Fund’s financial statements. The Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from FEG Absolute Access Fund. The performance of the Fund is directly affected by the performance of FEG Absolute Access Fund. The financial statements of FEG Absolute Access Fund, which accompany this report, are an integral part of these financial statements. Refer to the accounting policies disclosed in the financial statements of FEG Absolute Access Fund for additional information regarding significant accounting policies that affect the Fund. As of March 31, 2019, the Fund owned 94.70% of the units of FEG Absolute Access Fund.

Taxation and Distributions to Members

Effective January 1, 2015, the Fund elected to be treated as a corporation for federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify, as a RIC under Subchapter M of the Code. For each taxable year that the Fund so qualifies, the Fund will not be subject to federal income tax on that part of its taxable income that it distributes to its investors. Taxable income consists generally of net investment income and net capital gains. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes.

Management has analyzed the Fund’s tax positions for all open tax years, which include the years ended December 31, 2015 through December 31, 2018, and has concluded that as of March 31, 2019, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

8

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense, and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to partnerships. These reclassifications have no effect on net assets or Net Asset Value per Unit. For the tax year ended December 31, 2018, the following amounts were reclassified:

Paid-in capital	$(10,714,396)
Accumulated earnings	10,714,396

As of March 31, 2019, the federal tax cost of investments and unrealized appreciation/(depreciation) were as follows:

Gross unrealized appreciation	$1,061,210
Gross unrealized depreciation	(187,860)
Net unrealized appreciation	$873,350
Cost of investments	$228,170,719

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in investment transactions.

The tax character of distributions paid during the tax year ended December 31, 2018 was as follows:

	2018	2017
Distributions paid from:
Ordinary income	$—	$7,501,701
Net long term capital gains	—	2,635,826
Total taxable distributions	—	10,137,527
Total distributions paid	$—	$10,137,527

3. Related Party Transactions

The Investment Manager receives from FEG Absolute Access Fund a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of FEG Absolute Access Fund’s month-end members’ capital balances. The Fund indirectly incurs the Management Fee as a member of FEG Absolute Access Fund.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Directors’ fees totaled $24,000 for the year ended March 31, 2019, of which $6,000 was payable as of March 31, 2019.

As of March 31, 2019, Members who are affiliated with the Investment Manager owned $967,426 (0.42% of net assets) of the Fund.

9

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

4. Capital

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. However, because all or substantially all of the Fund’s assets will be invested in FEG Absolute Access Fund, the Fund generally will find it necessary to liquidate a portion of its FEG Absolute Access Fund units in order to satisfy repurchase requests. Because FEG Absolute Access Fund’s units may not be transferred, the Fund may withdraw a portion of its FEG Absolute Access Fund units only pursuant to repurchase offers by FEG Absolute Access Fund. Therefore, the Fund does not expect to conduct a repurchase offer for Units unless FEG Absolute Access Fund contemporaneously conducts a repurchase offer for FEG Absolute Access Fund units.

Capital subscriptions received in advance are comprised of cash received on or prior to March 31, 2019 for which Units are issued April 1, 2019. Capital subscriptions received in advance do not participate in the earnings of the Fund until such Units are issued. Capital redemptions payable are comprised of requests for redemptions that were effective on March 31, 2019 but were paid subsequent to fiscal year-end.

In determining whether the Fund should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend to the FEG Absolute Access Fund Board that FEG Absolute Access Fund repurchases FEG Absolute Access Fund units from members twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the FEG Absolute Access Fund Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of FEG Absolute Access Fund’s outstanding units.

FEG Absolute Access Fund will make repurchase offers, if any, to all holders of FEG Absolute Access Fund units, including the Fund. The Fund does not expect to make a repurchase offer that is larger than the portion of FEG Absolute Access Fund’s corresponding repurchase offer expected to be available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on FEG Absolute Access Fund’s repurchase offers.

Subject to the considerations described above, the aggregate value of Units to be repurchased at any time will be determined by the Board in its sole discretion, and such amount may be stated as a percentage of the value of the Fund’s outstanding Units. Therefore, the Fund may determine not to conduct a repurchase offer at a time that FEG Absolute Access Fund conducts a repurchase offer.

The Board also will consider the following factors, among others, in making such determination: (i) whether FEG Absolute Access Fund is making a contemporaneous repurchase offer for FEG Absolute Access Fund units, and the aggregate value of FEG Absolute Access Fund units that FEG Absolute Access Fund is offering to repurchase; (ii) the liquidity of the assets of the applicable fund; (iii) the investment plans and working capital requirements of the applicable fund; (iv) the relative economies of scale with respect to the size of the applicable fund; (v) the history of the applicable fund in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

10

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

4. Capital (continued)

The Operating Agreement and the FEG Absolute Access Fund operating agreement each provides that the respective entity will be dissolved if any Member that has submitted a written request, in accordance with the terms of the applicable Operating Agreement, to tender all of such Member’s Units or FEG Absolute Access Fund’s units, as applicable, for repurchase by the applicable fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period). Such a dissolution of FEG Absolute Access Fund would likely result in a determination to dissolve the Fund.

When the Board determines that the Fund will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Fund, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Fund may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from FEG Absolute Access Fund, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from its investment in FEG Absolute Access Fund), whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year. The note will be held by the Administrator on the Member’s behalf. Upon written request by a Member to the Administrator, the Administrator will mail the note to the Member at the address of the Member as maintained in the books and records of the Fund.

The Fund does not intend to impose any charges on the repurchase of Units.

If Members request that the Fund repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

11

FEG Absolute Access Fund I LLC

Notes to Financial Statements (continued)

5. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

12

FEG Absolute Access Fund I LLC

Company Management

(unaudited)

The identity of the Board Members and brief biographical information as of March 31, 2019 is set forth below. The Fund’s Statement of Additional Information includes additional information about the Board Members and is available, without charge, by calling 1-888-268-0333.

INDEPENDENT DIRECTORS
Name, Date Of Birth, And Address	Position(s) Held With The Company	Term Of Office And Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director	Number Of Portfolios In Fund Complex Overseen By Director
David Clark Hyland August 13, 1963 6596 Madeira Hills Drive, Cincinnati, OH 45243	Director; Chairman of Audit Committee	Indefinite; Since Inception	Associate Professor of Finance, Xavier University since 2008; Board of Advisors, Sterling Valuation Group, 2006-present.	2
Gregory James Hahn January 23, 1961 2565 Durbin Drive, Carmel, IN 46032	Director; Audit Committee Member	Indefinite; Since Inception	Chief Investment Officer, Portfolio Manager, Investment Strategy, Winthrop Capital Management, LLC since 2007; Trustee, Indiana Public Employee Retirement Fund, 2010-present; Trustee, Indiana State Teachers’ Retirement Fund, 2008-present.	2

INTERESTED DIRECTORS AND OFFICERS
Name, Date Of Birth, And Address	Position(s) Held With The Company	Term Of Office And Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Kevin J. Conroy December 14, 1977 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600, Cincinnati, OH 45202	President; Secretary	Indefinite; Since February 20, 2018	Vice President of Hedged Strategies and Assistant Portfolio Manager since 2014, Senior Analyst of Hedged Strategies, 2012-2014, Analyst of Hedged Strategies, 2011-2012, Fund Evaluation Group, LLC.	2
Mary T. Bascom April 24, 1958 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Cincinnati, OH 45202	Treasurer	Indefinite; Since Inception	Chief Financial Officer, Fund Evaluation Group, LLC since 1999.	2

13

FEG Absolute Access Fund I LLC

Company Management (continued)

(unaudited)

INTERESTED DIRECTORS AND OFFICERS (continued)
Name, Date Of Birth, And Address	Position(s) Held With The Company	Term Of Office And Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Julie T. Thomas July 10, 1962 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600, Cincinnati, OH 45202	Chief Compliance Officer	Indefinite; Since December 2016	Chief Compliance Officer, Fund Evaluation Group, LLC, since November 2015; Vice President, Deputy Chief Compliance Officer, The Ohio National Life Insurance Company, January 2015-November 2015; Chief Compliance Officer, 2013-2015, Director, Fund Compliance, 2012-2013, Fund Compliance Officer, 2011-2012; Suffolk Capital Management LLC, Fiduciary Capital Management, LLC, Ohio National Investments, Inc., and Ohio National Fund.	2

14

FEG Absolute Access Fund I LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or Form N-Q’s successor form). The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

15

FEG Absolute Access Fund I LLC

Privacy Policy

(unaudited)

In the course of doing business with shareholders, the Fund collects nonpublic personal information about shareholders. “Nonpublic personal information” is personally identifiable financial information about shareholders. For example, it includes shareholders’ social security number, account balance, bank account information, and purchase and redemption history.

The Fund collects this information from the following sources:

●	Information we receive from shareholders on applications or other forms;
●	Information about shareholder transactions with us and our service providers, or others;
●	Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Fund disclose and to whom does the Fund disclose information?

The Fund only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

●	To government entities, in response to subpoenas or to comply with laws or regulations.
●	When shareholders direct us to do so or consent to the disclosure.
●	To companies that perform necessary services for the Fund, such as data processing companies that the Fund uses to process shareholders transactions or maintain shareholder accounts.
●	To protect against fraud, or to collect unpaid debts.
●	Information about former shareholders.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information

Within the Fund, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund and its service providers maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

16

FINANCIAL STATEMENTS FEG Absolute Access Fund LLC (the “Company”) Year Ended March 31, 2019 With Report of Independent Registered Public Accounting Firm

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Company’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Company communications electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-888-268-0333.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Company, you can call 1-888-268-0333 to inform the Company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

FEG Absolute Access Fund LLC

Financial Statements

Year Ended March 31, 2019

Contents

Report of Independent Registered Public Accounting Firm	1

Statement of Assets, Liabilities and Members’ Capital	2
Schedule of Investments	3
Statement of Operations	6
Statements of Changes in Members’ Capital	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10

Other Information (Unaudited)

Company Management	17
Other Information	19
Privacy Policy	20

FEG Absolute Access Fund LLC

Report of Independent Registered Public Accounting Firm

March 31, 2019

To the Members and Board of Directors of
FEG Absolute Access Fund LLC

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of investments, of FEG Absolute Access Fund LLC (the “Fund”) as of March 31, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital, including the related notes, and the financial highlights for each of the two years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations and its cash flows for the year then ended, the changes in its members’ capital, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended March 31, 2017, and prior, were audited by other auditors whose report dated June 22, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and underlying fund management, or by other appropriate auditing procedures where replies from underlying fund management were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2019

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

March 31, 2019

Assets
Cash	$1,766,470
Short-term investments (cost $9,479,642)	9,479,642
Investments in Portfolio Funds, at fair value (cost $197,424,236)	219,823,311
Portfolio Funds purchased in advance	14,000,000
Receivable for Portfolio Funds sold	11,178,396
Prepaid expenses and other assets	17,763
Total assets	$256,265,582

Liabilities and members’ capital
Line of credit loan payable	$12,100,000
Capital withdrawals payable	1,710,665
Management fee payable	341,694
Accounting and administration fees payable	50,542
Professional fees payable	124,946
Line of credit fees payable	31,335
Directors fees payable	6,000
Other liabilities	36,467
Total liabilities	14,401,649
Members’ capital	241,863,933
Total liabilities and members’ capital	$256,265,582

Components of members’ capital
Paid-in capital	$169,923,942
Accumulated earnings	71,939,991
Members’ capital	$241,863,933

Units issued and outstanding (unlimited units authorized)	183,301
Net Asset Value per unit	$1,319.49

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

March 31, 2019

Investment Name	Original Acquisition Date	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG Super Fund, L.P.(4)	4/2008	$358,129	$573,290	0.2%	Annually (5)	60 days
Atalan Partners, L.P.	11/2018	12,300,000	12,857,961	5.3	Quarterly	60 days
CVI Global Value Fund A, L.P., Class H(4)	5/2008	99,762	306,225	0.1	Quarterly (7)	120 days
Eton Park Fund, L.P., Class B(4)	6/2009	36,983	60,431	0.0	Quarterly	65 days
Farallon Capital Partners, L.P.(4)	4/2008	62,615	65,101	0.0	Annually (5)	60 days
Fir Tree Capital Opportunity Fund, L.P.	4/2011	13,736,825	16,766,526	6.9	Annually (5)	90 days
Governors Lane Onshore Fund, L.P.	6/2015	14,000,000	14,873,740	6.2	Annually (5)	65 days
GSO Special Situations Fund, L.P.(4)	4/2008	12,094	76,704	0.0	Semi-Annually(5)	90 days
HBK Multi-Strategy Fund, L.P., Class A	11/2009	10,563,047	14,481,010	6.0	Quarterly	90 days
Highfields Capital II, L.P.(4)	7/2008	26,989	18,760	0.0	Annually (7)	60 days
Junto Capital Partners, L.P.	11/2018	10,000,000	10,259,066	4.3	Quarterly (8)	45 days
Lion Point Associates, L.P.	2/2018	8,000,000	8,174,106	3.4	Semi-Annually	60 days
OZ Asia Domestic Partners, L.P.(4)	4/2013	591,021	1,199,826	0.5	Quarterly (5)	30 days
Pacific Grove Opportunities Fund I, L.P.	9/2017	1,573,762	2,032,607	0.9	Quarterly (5)(6)	65 days
Securis Event Fund (US), L.P.	12/2017	4,514,791	3,920,511	1.6	Annually (5)	60 days
Stark Investments, L.P., Class A (4)	1/2010	143,833	147,360	0.1	Quarterly	90 days
Total United States:		76,019,851	85,813,224	35.5
Cayman Islands:
Multi-Strategy: (3)
Argentiere Fund, Ltd.	3/2018	8,000,000	6,598,073	2.8	Quarterly	55 days
Autonomy Global Macro Fund, Limited	12/2017	15,000,000	17,911,776	7.4	Monthly (5)	60 days
Elliott International, Ltd.	1/2015	25,928,845	33,502,182	13.9	Semi-Annually(7)	60 days
Eton Park Overseas Fund, Ltd.(4)	1/2015	180,870	73,490	0.0	Quarterly	65 days
Graticule Asia Macro Fund, Ltd.	2/2018	15,000,000	13,755,955	5.7	Monthly	60 days
Highfields Capital, Ltd.(4)	12/2014	3,596,901	4,103,387	1.7	Annually (9)	60 days
Indaba Capital Partners (Cayman), L.P.	5/2015	9,914,477	13,118,628	5.4	Quarterly	90 days
Malachite Capital Offshore Fund, Ltd.	1/2019	9,000,000	9,234,309	3.8	Quarterly	30 days
Myriad Opportunities US Fund, Limited	11/2017	15,000,000	14,349,544	5.9	Quarterly (5)	60 days
Nut Tree Offshore Fund, Ltd.	1/2019	10,500,000	10,651,768	4.4	Quarterly (5)	75 days
Systematica Alternative Markets Fund, Limited	5/2016	9,283,292	10,710,975	4.4	Monthly	30 days
Total Cayman Islands:		121,404,385	134,010,087	55.4

Total investments in Portfolio Funds		$197,424,236	$219,823,311	90.9%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 2.34% (10)	$9,479,642	$9,479,642	3.9%
Total Short-term investments:	9,479,642	9,479,642	3.9
Total investments in Portfolio Funds and short-term investments	$206,903,878	229,302,953	94.8

Other assets less liabilities		12,560,980	5.2

Members’ capital		$241,863,933	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)

Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)

All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined. See Note 2 for a discussion of the Fund’s investments in side pockets.

(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

(6)

Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter after the first year.

(7)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.

(8)

Withdrawals from this Portfolio Fund are permitted after a three-month lockup period from the date of the initial investment with 12 1/2%, 14 1/7%, 16 2/3%, 20%, 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive three-month period.

(9)	Withdrawals from this Portfolio Fund are permitted after a three-year lockup period from the date of the initial investment.

(10)	The rate shown is the annualized 7-day yield as of March 31, 2019.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Year Ended March 31, 2019

Investment income
Dividend income	$374,696

Expenses
Management fees	2,428,223
Accounting and administration fees	261,423
Professional fees	183,840
Line of credit interest expense	161,292
Line of credit fees	71,990
Custodian fees	37,519
Compliance fees	32,072
Directors fees	24,000
Insurance expense	13,642
Other expenses	44,110
Total expenses	3,258,111
Net investment loss	(2,883,415)

Realized and unrealized gain (loss) on investments
Net realized gain on investments	19,752,645
Net change in unrealized appreciation/depreciation on investments	(14,654,316)
Net realized and unrealized gain on investments	5,098,329
Net increase in members' capital resulting from operations	$2,214,914

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Year Ended March 31, 2019	Year Ended March 31, 2018
Operations
Net investment loss	$(2,883,415)	$(3,646,354)
Net realized gain on investments	19,752,645	14,357,722
Net change in unrealized appreciation/(depreciation) on investments	(14,654,316)	(7,063,327)
Net change in members' capital resulting from operations	2,214,914	3,648,041

Capital transactions
Capital contributions	18,569,000	44,373,024
Capital withdrawals	(121,138,650)	(86,358,437)
Net change in members' capital resulting from capital transactions	(102,569,650)	(41,985,413)

Net change in members' capital	(100,354,736)	(38,337,372)

Members' capital at beginning of year	342,218,669	380,556,041
Members' capital at end of year[1]	$241,863,933	$342,218,669

Units transactions
Units sold	14,153	33,979
Units redeemed	(92,285)	(66,353)
Net change in units	(78,132)	(32,374)

[1]

End of year net assets includes accumulated undistributed net investment loss of $25,662,950 for the year ended March 31, 2018. The presentation of Statement of Changes in Members’ Capital has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2).

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Year Ended March 31, 2019

Operating activities
Net increase in members’ capital resulting from operations	$2,214,914
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(65,933,546)
Proceeds from sales of investments in Portfolio Funds	165,840,939
Net realized gain on investments	(19,752,645)
Net change in unrealized appreciation/depreciation on investments	14,654,316
Purchases of short-term investments, net	(7,393,487)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(4,232)
Management fee payable	(142,225)
Accounting and administration fees payable	295
Professional fees payable	(26,330)
Other liabilities	(11,015)
Net cash provided by operating activities	89,446,984

Financing activities
Proceeds from line of credit	31,600,000
Payments for line of credit	(19,500,000)
Line of credit fees payable	23,557
Proceeds from capital contributions	18,569,000
Payments for capital withdrawals, net of withdrawals payable	(120,436,775)
Net cash used in financing activities	(89,744,218)

Net change in cash	(297,234)
Cash at beginning of year	2,063,704
Cash at end of year	$1,766,470

Supplemental disclosure of interest paid	$161,292

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Year Ended March 31,
	2019	2018	2017	2016	2015
Per unit operating performances: (1)
Net asset value per unit, beginning of year	$1,309.01	$1,295.26	$1,234.22	$1,287.07	$1,225.97
Income (loss) from investment operations:
Net investment loss	(57.57)	(23.22)	(17.32)	(12.98)	(4.81)
Net realized and unrealized gain (loss) on investments	68.05	36.97	78.36	(39.87)	65.91
Total change in per unit value from investment operations	10.48	13.75	61.04	(52.85)	61.10

Net asset value per unit, end of year	$1,319.49	$1,309.01	$1,295.26	$1,234.22	$1,287.07

Ratios to average members' capital: (2)
Total expenses	1.16	%(3)	1.11	%(3)	1.07%	1.06%	1.06%
Net investment loss	(1.03	)%(4)	(1.03	)%(4)	(1.05)%	(1.04)%	(1.06)%

Total return	0.80%		1.06%		4.95%	(4.11)%	4.98%
Portfolio turnover	19.46%		25.84%		6.43%	12.33%	28.75%
Members' capital end of year (000's)	$241,864		$342,219		$380,556	$385,476	$398,207

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Company invests.

(3)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, total expenses would be 1.16% and 1.09% for the years ended March 31, 2019 and 2018, respectively.

(4)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, net investment loss would be (1.02%) and (1.01)% for the years ended March 31, 2019 and 2018, respectively.

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

Year Ended March 31, 2019

1. Organization

FEG Absolute Access Fund LLC (the “Company”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Company’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Company will achieve this objective. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

Units of limited liability company interest (“Units”) of the Company are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

2. Significant Accounting Policies

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“U.S. GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Company is complying with them effective with these financial statements.

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with U.S. GAAP. The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from such estimates.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Cash

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The net asset value per Unit equals Members’ capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers as reported by the Portfolio Funds. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the year ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds was $51,933,546 and $154,561,700, respectively.

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Company seek to liquidate its investments in the Side-Pockets, the Company might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Company is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of March 31, 2019, 10 of the 27 Portfolio Funds in which the Company invested had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of March 31, 2019 was $6,624,574 and represented 2.74% of total Members’ capital.

Fair Value of Financial Instruments

Within U.S. GAAP, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Short-term investments	$9,479,642	$—	$—	$9,479,642
Total	$9,479,642	$—	$—	$9,479,642

In accordance with ASC 820 (defined below), investments in Portfolio Funds with a fair value of $219,823,311 are excluded from the fair value hierarchy as of March 31, 2019.

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements (“ASU 820”). ASU 820 modifies the disclosure requirements on fair value measurements. ASU 820 is effective for interim and annual reporting periods beginning after December 15, 2019. Management has elected to early adopt this accounting pronouncement.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions received are recorded as capital gains as soon as information is available. Realized gains and losses are determined on Pro Rata Depletion cost basis (average cost). Return of capital or security distributions received are accounted for as a reduction to cost.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2015 through December 31, 2018, and has concluded that as of March 31, 2019, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ operating agreement.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Company a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Company made other than at the beginning of a month. The Management Fee totaled $2,428,223 for the year ended March 31, 2019, of which $341,694 was payable as of March 31, 2019.

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined by the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Company’s Independent Director fees totaled $24,000 for the year ended March 31, 2019, of which $6,000 was payable as of March 31, 2019.

As of March 31, 2019, FEG Absolute Access Fund I LLC, an affiliated investment company of the Company registered under the 1940 Act and the 1933 Act, owned 94.70% of the Company’s outstanding Units, with a value of $229,044,069.

As of March 31, 2019, Members who are affiliated with the Investment Manager owned $730,558 (0.30% of members’ capital) of the Company.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (as most recently amended and restated on April 1, 2013, and as it may be further amended, the “Operating Agreement”), net profits or net losses are allocated monthly to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month, but may be admitted at any other time at the discretion of the Board. The minimum initial investment is $50,000, and additional contributions from existing Members may be made in a minimum amount of $25,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Company to redeem its Units. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Company to offer to repurchase Units from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Company should offer to repurchase Units from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the Company’s outstanding Units. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Company repurchase Units; (ii) the liquidity of the Company’s assets; (iii) the investment plans and working capital requirements of the Company; (iv) the relative economies of scale with respect to the size of the Company; (v) the history of the Company in repurchasing Units; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Units.

Capital contributions received in advance are comprised of cash received on or prior to March 31, 2019 for which Units are issued April 1, 2019. Capital contributions received in advance do not participate in the earnings of the Company until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on March 31, 2019 but were paid subsequent to fiscal-year end.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

The Company’s Operating Agreement provides that the Company will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Units for repurchase by the Company has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Company will offer to repurchase Units (or portions of Units), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Company (the “Repurchase Request Deadline”).

For Members tendering all of their Units in the Company, Units will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the “Full Repurchase Valuation Date”). The amount that a Member who is tendering all of its Units in the Company may expect to receive on the repurchase of such Member’s Units will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Company will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Units in the Company (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Company, will receive such specified dollar amount. Within five days of the Repurchase Request Deadline, each Member whose Units have been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Company entitling the Member to be paid an amount equal to 100% of the unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Company has received at least 90% of the aggregate amount withdrawn by the Company from the Portfolio Funds, whichever is later (either such date, a “Payment Date”). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Units held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the “Initial Payment”), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Company’s next annual audit, which is expected to be completed within 60 days after the end of the Company’s fiscal year-end. The note will be held by the Administrator on the Member’s behalf. Upon written request by a Member to the Administrator, the Administrator will mail the note to the Member at the address of the Member as maintained in the books and records of the Fund.

The Company does not intend to impose any charges on the repurchase of Units.

If Members request that the Company repurchase a greater number of Units than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Company shall repurchase the Units pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Units requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Units for repurchase will be required to maintain a minimum capital account balance of $50,000. The Company reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $20,000,000 line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate plus a spread of 200 basis points (2.00%). The average interest rate and average daily loan balance for the 141 days the Company had outstanding borrowings under the LOC were 4.34% and $8,721,277, respectively, for the year ended March 31, 2019. The maximum amount borrowed during the year ended March 31, 2019 was $13,000,000. As of March 31, 2019, the unused amount of the LOC was $2,900,000.

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits. Effective October 1, 2018, the LOC agreement was amended to reduce the maximum amount borrowed to $15,000,000 as well as change the scheduled commitment termination date (the “Termination Date”) to September 30, 2019. The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Company upon at least 30 days’ prior written notice to the lender, or (iii) the Termination Date.

8. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that, there were no recognized or unrecognized subsequent events that required disclosure in or adjustment to the Company’s financial statements.

FEG Absolute Access Fund LLC

Company Management

(unaudited)

The identity of the Board Members and brief biographical information as of March 31, 2019 is set forth below. The Company’s Statement of Additional Information includes additional information about the Board Members and is available, without charge, by calling 1-888-268-0333.

INDEPENDENT DIRECTORS
Name, Date Of Birth, And Address	Position(s) Held With The Company	Term Of Office And Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director	Number Of Portfolios In Fund Complex Overseen By Director
David Clark Hyland August 13, 1963 6596 Madeira Hills Drive, Cincinnati, OH 45243	Director; Chairman of Audit Committee	Indefinite; Since Inception	Associate Professor of Finance, Xavier University since 2008; Board of Advisors, Sterling Valuation Group, 2006-present.	2
Gregory James Hahn January 23, 1961 2565 Durbin Drive, Carmel, IN 46032	Director; Audit Committee Member	Indefinite; Since Inception	Chief Investment Officer, Portfolio Manager, Investment Strategy, Winthrop Capital Management, LLC since 2007; Trustee, Indiana Public Employee Retirement Fund, 2010-present; Trustee, Indiana State Teachers’ Retirement Fund, 2008-present.	2

INTERESTED DIRECTORS AND OFFICERS
Name, Date Of Birth, And Address	Position(s) Held With The Company	Term Of Office And Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Kevin J. Conroy December 14, 1977 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600, Cincinnati, OH 45202	President; Secretary	Indefinite; Since February 20, 2018	Vice President of Hedged Strategies and Assistant Portfolio Manager since 2014, Senior Analyst of Hedged Strategies, 2012-2014, Analyst of Hedged Strategies, 2011-2012, Fund Evaluation Group, LLC.	2
Mary T. Bascom April 24, 1958 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Cincinnati, OH 45202	Treasurer	Indefinite; Since Inception	Chief Financial Officer, Fund Evaluation Group, LLC since 1999.	2

FEG Absolute Access Fund LLC

Company Management (continued)

(unaudited)

INTERESTED DIRECTORS AND OFFICERS (continued)
Name, Date Of Birth, And Address	Position(s) Held With The Company	Term Of Office And Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Julie T. Thomas July 10, 1962 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600, Cincinnati, OH 45202	Chief Compliance Officer	Indefinite; Since December 2016	Chief Compliance Officer, Fund Evaluation Group, LLC, since November 2015; Vice President, Deputy Chief Compliance Officer, The Ohio National Life Insurance Company, January 2015-November 2015; Chief Compliance Officer, 2013-2015, Director, Fund Compliance, 2012-2013, Fund Compliance Officer, 2011-2012; Suffolk Capital Management LLC, Fiduciary Capital Management, LLC, Ohio National Investments, Inc., and Ohio National Fund.	2

FEG Absolute Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or Form N-Q’s successor form). The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

FEG Absolute Access Fund LLC

Privacy Policy

(unaudited)

In the course of doing business with shareholders, FEG Absolute Access Fund LLC (the “Fund”) collects nonpublic personal information about shareholders. “Nonpublic personal information” is personally identifiable financial information about shareholders. For example, it includes shareholders’ social security number, account balance, bank account information, and purchase and redemption history.

The Fund collects this information from the following sources:

●	Information we receive from shareholders on applications or other forms;
●	Information about shareholder transactions with us and our service providers, or others;
●	Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Fund disclose and to whom does the Fund disclose information?

The Fund only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

●	To government entities, in response to subpoenas or to comply with laws or regulations.
●	When shareholders direct us to do so or consent to the disclosure.
●	To companies that perform necessary services for the Fund, such as data processing companies that the Fund uses to process shareholders transactions or maintain shareholder accounts.
●	To protect against fraud, or to collect unpaid debts.
●	Information about former shareholders.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information

Within the Fund, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund and its service providers maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that David C. Hyland and Gregory J. Hahn are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for each of the last two fiscal years are $32,400 for 2018 and $32,400 for 2019.

Audit-Related Fees

(b) The aggregate fees billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2019.

Tax Fees

(c) The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $26,000 for 2018 and $26,000 for 2019.

All Other Fees

(d) The aggregate fees billed in the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2018 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant was $80,000 for 2018 and $80,000 for 2019.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

FEG Absolute Access Fund LLC and FEG Absolute Access Fund I LLC (the “Funds”) are clients of FEG Investors, LLC (the “Firm”). All proxy voting responsibilities of the Funds are performed by the Firm, with the assistance of the administrator of the Funds.

The Firm will accept discretionary authority over a client’s proxy if the Firm has discretionary authority over the client’s advisory account and the advisory contract does not expressly state that the Firm will not be voting proxies or the client does not retain voting authority.

The Firm may utilize a third party service provider for proxy voting matters. Designated supervisor(s) (“voting officer(s)”) have been delegated the authority for monitoring proxy actions, making voting decisions in accordance with these policies, and ensuring that proxies are submitted in a timely manner. The applicable voting officer will also be responsible for ensuring that clients’ requests for these proxy voting policies and procedures and/or their voting information is responded to effectively within a prompt time period.

In voting proxies, the Firm will vote strictly in accordance with the best interests of the beneficiaries and in light of the purposes for which each individual account was created. The Firm will generally support the management nominees of the issuer, because the company knows the individuals best to lead it. In addition, proxies will generally be voted along management's guidelines as indicated on the proxy. The review of long-term and short-term advantages will be weighed when making these decisions.

Support will be given for proposals that support shareholder rights and increase management accountability to the shareholders without sacrificing management’s flexibility.

In some situations, the Firm expects that proxies could request the Firm to vote in favor of measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question. However, the Firm still anticipates voting proxies in favor of management despite any reduction in rights, powers and authority, and/or increase the duties and obligations if (a) the Firm reasonably believes that continuing to hold such security has a reasonable probability of conferring client benefits outweighs the adverse affect on the client of such proxy request; and (b) the approval of such proxy would not result in the Firm violating applicable investment objectives, policies or restrictions.

Unless a proxy is passed on to an authorized voter, the Firm will record the date proxies are voted, and those not voted will be specified with the underlying reason. Each item to be voted on should be voted separately and individually, not voted in blank. The proxy must be dated and signed in the Firm’s name and the capacity in which it serves should be on the proxy, plus the voting officer's name and title. The applicable voting officer is responsible for ensuring that the following proxy records are maintained for five (5) years, the first two in an appropriate office of the Firm:

1.	Records of proxy statements received regarding client securities;
2.	Records of each vote cast by the Firm on behalf of a client;
3.	Copies of any document created by the Firm that was material to making a decision on voting clients’ securities;
4.	Records of all communications received and internal documents created that were material to the voting decision; and
5.	Each written client request for proxy voting information and the Firm’s written response to such client request (written or oral) for proxy voting information.
6.	Documentation noting the rationale behind each proxy vote decision made.

If the Firm utilizes a third–party, service provider for proxy voting, the Firm will rely on the provider to maintain proxy statements and records of proxy votes cast. The Firm will obtain an undertaking from the third party to provide a copy of the documents promptly upon request.

The applicable voting officer shall be responsible for determining whether a proxy raises a conflict of interest with respect to the Firm. The voting officer will determine, based on a review of the issues raised by the conflict of interest, the nature of the potential conflict and, most importantly, given the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled.

The Firm is aware of the following potential conflicts that could exist:

•	The Firm receives increased compensation as a result of the proxy vote due to increased or additional fees or other charges to be paid by the client.
•	The Firm retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer subject to a proxy. This type of relationship may influence the Firm to vote with management on proxies to gain favor with management.
•	The Firm retains a client or investor, or is in the process of retaining a client or investor that is an officer or director of an issuer that is held in a client’s portfolio. The similar conflicts of interest exist in this relationship as discussed above.
•	The Firm’s employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of a Firm employee may be a high-level executive of an issuer that is held in a client’s portfolio. The spouse could attempt to influence the Firm to vote in favor of management.
•	The Firm or an employee personally owns a significant number of an issuer’s securities that are also held in a client’s portfolio. For any number of reasons, an employee may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy. The employee could oppose voting the proxies according to the policy and successfully influence the Firm to vote proxies in contradiction to the policy.

The Firm realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its employees to notify the Firm’s Chief Compliance Officer and applicable voting officer of any material conflict that may impair the Firm’s ability to vote proxies in an objective manner.

The applicable voting officer will perform one of the following duties as a result:

1.	Vote the proxy in accordance with the Firm’s proxy policies;
2.	Disclose the conflict to the client(s), providing sufficient information regarding the matter and the nature of the Firm’s conflict, and obtaining consent before voting;
3.	Employ an outside service provider to advise in the voting of the proxy;
4.	Employ an outside service provider to vote the proxy on behalf of the Firm and its clients; or
5.	Decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

The applicable voting officer will document all instances where a proxy involved a conflict of interest, including the nature and the circumstances of the conflict, the steps taken by the Firm to resolve the conflict of interest, and the vote(s) as a result.

To obtain information on how FEG Investors voted proxies, please contact:

FEG Investors, LLC

201 East Fifth Street, Suite 1600

Cincinnati, Ohio 45202

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Portfolio Managers, who are primarily responsible for the day-to-day portfolio management of the Fund as of June 06, 2019:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Gregory M. Dowling	Chief Investment Officer	Since Inception	Managing Principal and Director of Hedged Strategies for Fund Evaluation Group since 2004
J. Alan Lenahan	Chief Investment Officer	Since Inception	Managing Principal and Director of Hedged Strategies for Fund Evaluation Group since 2002

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Fund, for which the Portfolio Managers of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2019:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance
Gregory M. Dowling	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$8,938,284	0	$0
	Other Accounts	0	$0	0	$0

J. Alan Lenahan	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$8,938,284	0	$0
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interests

The Fund’s Portfolio Managers are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including registered and unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and also may be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager and Sub-Adviser have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager and Sub-Adviser have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

As of March 31, 2019, the compensation of the Portfolio Managers includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Investment Manager and their affiliates, as applicable.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of March 31, 2019:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Gregory M. Dowling	$100,001-$500,000
J. Alan Lenahan	$50,001-$100,000

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) The code of ethics of the registrant, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-

Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS FUND I LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	JUNE 06, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	JUNE 06, 2019

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	JUNE 06, 2019

*	Print the name and title of each signing officer under his or her signature.